CONTINGENCIES - Narratives (Details) l in Millions, R in Millions	12 Months Ended
Jun. 30, 2020 ZAR (R) l
Occupational Lung Diseases [Member]
Disclosure of contingencies [line items]
Description of nature of obligation, contingent liabilities	On May 3, 2018, former mineworkers and dependents of deceased mineworkers (“Applicants”) and Anglo American South Africa Limited, AngloGold Ashanti Limited, Sibanye Gold Limited trading as Sibanye-Stillwater, Harmony Gold Mining Company Limited, Gold Fields Limited, African Rainbow Minerals Limited and certain of their affiliates (“Settling Companies”) settled the class certification application in which the Applicants in each sought to certify class actions against gold mining houses cited therein on behalf of mineworkers who had worked for any of the particular respondents and who suffer from any occupational lung disease, including silicosis or tuberculosis. The DRDGOLD Respondents, comprising DRDGOLD Limited and East Rand Proprietary Mines Limited, are not a party to the settlement between the Applicants and Settling Companies. The settlement agreement is not binding on the DRDGOLD Respondents. The dispute, insofar as the class certification application and appeal thereof is concerned, still stands and has not terminated in light of the settlement agreement. DRDGOLD maintains the view that it is too early to consider settlement of the matter, mainly for the following reasons: • the Applicants have as yet not issued and served a summons (claim) in the matter; • there is no indication of the number of potential claimants that may join the class action against the DRDGOLD Respondents; • many principles upon which legal responsibility is founded, are required to be substantially developed by the trial court (and possibly subsequent courts of appeal) to establish liability on the bases alleged by the applicants. In light of the above there is inadequate information to determine if a sufficient legal and factual basis exists to establish liability, and to quantify such potential liability.
Environmental contamination [member]
Disclosure of contingencies [line items]
Description of nature of obligation, contingent liabilities	Mine residue deposits may have a potential pollution impact on ground water through seepage. The Group has taken certain preventative actions as well as remedial actions in an attempt to minimise the Group’s exposure and environmental contamination. The flooding of the western and central basins has the potential to cause pollution due to Acid Mine Drainage (“AMD”) contaminating the ground water. The government has appointed Trans-Caledon Tunnel Authority (“TCTA”) to construct a partial treatment plant to prevent the ground water being contaminated. TCTA completed the construction of the neutralisation plant for the Central Basin and commenced treatment during July 2014. As part of the heads of agreement signed in December 2012 between EMO, Ergo, ERPM and TCTA, sludge emanating from this plant since August 2014 has been co-disposed onto the Brakpan Tailings Storage facility. Partially treated water has been discharged by TCTA into the Elsburg Spruit. This agreement includes the granting of access to the underground water basin through one of ERPM’s shafts and the rental of a site onto which it constructed its neutralisation plant. In exchange, Ergo and its associate companies including ERPM have a setoff against any future directives to make any contribution toward costs or capital of up to R250 million. Through this agreement, Ergo also secured the right to purchase up to 30 Ml of partially treated AMD from TCTA at cost, to reduce Ergo’s reliance on potable water for mining and processing purposes. While the heads of agreement should not be seen as an unqualified endorsement of the state’s AMD solution, and do not affect our right to either challenge future directives or to implement our own initiatives should it become necessary, it is an encouraging development. In view of the limitation of current information for the accurate estimation of a potential liability, no reliable estimate can be made for the possible obligation.
Estimated financial effect of contingent liabilities	R 250.0
Agreement to purchase Mega litres of partially treated AMD | l	30
Ekurhuleni Metropolitan Municipality Electricity Tariff Dispute [Member]
Disclosure of contingencies [line items]
Surcharges	R 43.0
Summon, first [member]
Disclosure of contingencies [line items]
Estimated financial effect of contingent liabilities	74.0
Summon, second [Member]
Disclosure of contingencies [line items]
Estimated financial effect of contingent liabilities	R 31.6